DESCRIPTION OF BUSINESS AND PRINCIPLES OF CONSOLIDATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DESCRIPTION OF BUSINESS AND PRINCIPLES OF CONSOLIDATION
DESCRIPTION OF BUSINESS AND PRINCIPLES OF CONSOLIDATION

1 -   DESCRIPTION OF BUSINESS AND PRINCIPLES OF CONSOLIDATION

CorpHousing Group (CHG) utilizes a long-term lease, asset-light business model to acquire and manage a growing portfolio of short-term rental properties in major metropolitan cities. The Company’s future growth focuses primarily on seeking to create “win-win” opportunities for owners of dislocated hotels, including those impacted by COVID-19 travel restrictions, while providing CHG favorable operating margins. CHG operates these properties in a cost-effective manner by leveraging technology to identify, acquire, manage, and market them globally to business and vacation travelers through dozens of third-party sales and distribution channels, and the Company’s own online portal.

The Company manages a portfolio of multi-family and hotel units located in metropolitan cities in California, New York, Florida, Washington, Colorado, Massachusetts, and Washington D.C. As of June 30, 2022 and 2021, total units available were 584 and 423, respectively. Average units available for the three months and six months ended June 30, 2022, were 565 and 577, respectively as compared to 376 and 396, respectively for the three months and six months ended June 30, 2021.

The consolidated financial statements include the accounts of CorpHousing Group Inc. (“Corphousing”) and its wholly owned subsidiary SoBeNY Partners LLC (“SoBeNY”). In June 2021, the members of SoBeNY exchanged all of their membership interests for additional membership interests in Corphousing LLC, with SoBeNY becoming a wholly owned subsidiary of Corphousing LLC. Both entities were under common control at the time of the transaction. Since there was no change in control over the net assets, there is no change in basis in the net assets.

In January 2022, Corphousing and its wholly owned subsidiary, SoBeNY, converted into C corporations, with the then current members of Corphousing becoming the stockholders of the newly formed C corporation, CorpHousing Group Inc. The conversion has no effect on our business or operations and was undertaken to convert the forms of these legal entities into corporations for purposes of operating as a public company. All properties, rights, businesses, operations, duties, obligations and liabilities of the predecessor limited liability companies remain those of CorpHousing Group Inc. and SoBeNY Partners Inc.

All significant intercompany accounts and transactions have been eliminated in consolidation.

These condensed consolidated financial statements should be read in conjunction with the financial statements and additional information as contained in our prospectus for the year ended December 31, 2021 filed on August 15, 2022. Results of operations for the three and six months ended June 30, 2022 are not necessarily indicative of the operating results that may be expected for the year ending December 31, 2022. The other information in these condensed consolidated financial statements is unaudited but, in the opinion of management, reflects all adjustments necessary for a fair presentation of the results for the periods covered. All such adjustments are of a normal recurring nature unless disclosed otherwise.

1 -   DESCRIPTION OF BUSINESS AND PRINCIPLES OF CONSOLIDATION

Corphousing LLC and Affiliates (the “Company”), satisfies the demand in the short-term, vacation, and business travel market by leveraging technology to conduct long-term lease and short-term rental real estate arbitrage and asset management. The Company identifies and acquires individual and multi-family apartments and hotels with multiple rooms (“Units”), directly from real estate developers and property owners, through short-term and long-term lease agreements, in high-density, urban core, major metropolitan cities located in close proximity to convention centers, universities, hospitals, cultural venues, and event space.

The Company manages a portfolio of multi-family and hotel units located in metropolitan cities in California, New York, Florida, Washington, Colorado, Massachusetts, and Washington D.C. As of December 31, 2021, and 2020, total units available were 462 and 330, respectively. Average units available for the year ended December 31, 2021 and 2020 were 473 and 288, respectively.

The consolidated financial statements include the accounts of Corphousing LLC (“Corphousing”) and its wholly owned subsidiary S-BE Rentals LLC (“S-BE”), and SoBeNY Partners LLC (“SoBeNY”), which is affiliated through common control. All significant intercompany accounts and transactions have been eliminated in consolidation.